Management and assessment of financial risks (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Management and assessment of financial risks
Negative cash flows from operating activities	€ (9,864)	€ (15,272)	€ (12,057)